Consolidated Balance Sheet Components - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheet Components
Prepaid expenses	$ 3,162	$ 2,707
Loans receivable from equity method investment, current		62
Other current assets	1,986	1,377
Prepaid expenses and other current assets	$ 5,148	$ 4,146